                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08342
                                                      ---------

                           Strategic Income Portfolio
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2003
                                ----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2003
PORTFOLIO OF INVESTMENTS

BONDS & NOTES -- 98.2%

SECURITY                                                  PRINCIPAL           U.S. $ VALUE
---------------------------------------------------------------------------------------------
BRAZIL -- 3.7%

Republic of Brazil, 10.125%, 5/15/27                   $       4,000,000    $       3,785,000
Republic of Brazil, 11.00%, 8/17/40                            6,500,000            6,361,875
---------------------------------------------------------------------------------------------

TOTAL BRAZIL (IDENTIFIED COST $6,348,048)                                   $      10,146,875
---------------------------------------------------------------------------------------------

INDONESIA -- 2.6%

APP China Group Ltd., 14.00%, 3/15/10(1)               $       2,000,000    $         400,000
APP Finance VI, 0.00%, 11/18/12(1)(2)                          4,000,000               90,000
APP Finance VII, 3.50%, 4/30/03(1)(2)                          2,000,000               85,000
DGS International Finance, 10.00%, 6/1/07(1)                   2,000,000               60,000
Indah Kiat Finance Mauritius, Sr. Unsec. Notes,
   10.00%, 7/1/07(1)                                           1,000,000              460,000
Indah Kiat International Finance,
   12.50%, 6/15/06(1)                                          1,000,000              455,000
Indonesia Recapital, 14.00%, 6/15/09                 IDR  45,000,000,000            5,633,937
---------------------------------------------------------------------------------------------

TOTAL INDONESIA (IDENTIFIED COST $13,457,539)                               $       7,183,937
---------------------------------------------------------------------------------------------

MOROCCO -- 0.2%

Snap Ltd., 11.50%, 1/29/09                           DEM       1,075,000    $         608,984
---------------------------------------------------------------------------------------------

TOTAL MOROCCO (IDENTIFIED COST $541,239)                                    $         608,984
---------------------------------------------------------------------------------------------

NEW ZEALAND -- 2.4%

New Zealand Government,
   6.50%, 4/15/13                                    NZD      10,700,000    $       6,680,645
---------------------------------------------------------------------------------------------

TOTAL NEW ZEALAND (IDENTIFIED COST $4,522,373)                              $       6,680,645
---------------------------------------------------------------------------------------------

PHILIPPINES -- 0.1%

Bayan Telecommunications,
   13.50%, 7/15/06(1)(3)                               $       2,000,000    $         370,000
---------------------------------------------------------------------------------------------

TOTAL PHILIPPINES (IDENTIFIED COST $1,917,237)                              $         370,000
---------------------------------------------------------------------------------------------

UNITED STATES -- 89.2%

CORPORATE BONDS & Notes -- 2.8%
Baltimore Gas and Electric, 6.73%, 6/12/12             $         400,000    $         444,698
BellSouth Capital Funding, 6.04%, 11/15/26                       300,000              327,424
Coca-Cola Enterprise, 7.00%, 10/1/26                             375,000              431,383
Eaton Corp., 8.875%, 6/15/19                                     500,000              650,301
Ford Holdings, 9.30%, 3/1/30                           $       1,000,000    $       1,044,886
General Motors Acceptance Corp., 8.875%, 6/1/10                1,000,000            1,145,953
Ingersoll-Rand Co., 6.48%, 6/1/25                              1,050,000            1,134,203
NBD Bank N.A., 8.25%, 11/1/24                                    610,000              762,811
US Bancorp, 7.50%, 6/1/26                                        840,000              987,097
Williamette Industries, 7.35%, 7/1/26                             50,000               56,546
Worldcom, Inc., 6.95%, 8/15/28(1)                              1,000,000              370,000
Worldcom, Inc., 7.75%, 4/1/27(1)                               1,000,000              370,000
---------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & Notes
   (IDENTIFIED COST, $7,894,169)                                            $       7,725,302
---------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 17.7%
Federal Home Loan Mortgage Corp.,
   Series 1548, Class Z,
   7.00%, 7/15/23                                      $       2,611,511    $       2,760,665
Federal Home Loan Mortgage Corp.,
   Series 1817, Class Z,
   6.50%, 2/15/26                                              2,534,333            2,640,367
Federal Home Loan Mortgage Corp.,
   Series 1927, Class ZA,
   6.50%, 1/15/27                                              9,679,576           10,106,688
Federal National Mortgage Association,
   Series 1993-141, Class Z,
   7.00%, 8/25/23                                              6,099,527            6,476,521
 Federal National Mortgage Association,
   Series 1993-16, Class Z,
   7.50%, 2/25/23                                             10,268,953           10,973,116
Federal National Mortgage Association,
   Series 1993-79, Class PL,
   7.00%, 6/25/23                                              6,822,828            7,204,660
Federal National Mortgage Association,
   Series 1994-89, Class ZQ,
   8.00%, 7/25/24                                              5,661,736            6,124,928
Federal National Mortgage Association,
   Series 1996-35, Class Z,
   7.00%, 7/25/26                                              2,447,985            2,586,200
---------------------------------------------------------------------------------------------

TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS (IDENTIFIED COST, $49,261,867)                               $      48,873,145
---------------------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS -- 68.0%
Federal Home Loan Mortgage Corp.:
   6.50% with various maturities to 2024               $      10,990,238    $      11,585,562
   7.00% with various maturities to 2024                       9,967,266           10,624,525
   7.50% with various maturities to 2025                      29,622,703           31,916,107
   7.95% with maturity at 2022                                 2,263,176            2,456,917
   8.00% with various maturities to 2021                       1,214,192            1,300,300

                       See notes to financial statements.

SECURITY                                                   PRINCIPAL          U.S. $ VALUE
---------------------------------------------------------------------------------------------
UNITED STATES (CONTINUED)

   8.15% with maturity at 2021                         $       1,816,013     $      1,943,157
   8.30% with maturity at 2021                                 1,248,993            1,382,797
   8.47% with maturity at 2018                                 1,174,205            1,301,421
   8.50% with various maturities to 2019                         337,915              373,693
   9.00% with various maturities to 2027                       3,451,042            3,857,286
   9.25% with various maturities to 2016                       1,051,151            1,141,886
   9.50% with various maturities to 2027                       2,013,487            2,267,809
   9.75% with various maturities to 2020                         230,850              258,434
   10.00% with maturity at 2021                                  526,421              614,146
   10.25% with maturity at 2013                                  589,166              654,126
   10.50% with various maturities to 2021                      2,350,409            2,785,855
   11.00% with various maturities to 2019                      4,277,684            5,071,542
   11.25% with maturity at 2010                                   38,970               44,790
   12.50% with various maturities to 2019                        618,201              744,534
   12.75% with maturity at 2013                                   32,415               38,374
   13.25% with maturity at 2013                                   14,532               17,533
   13.50% with maturity at 2019                                   73,807               88,490
---------------------------------------------------------------------------------------------
                                                                            $      80,469,284
---------------------------------------------------------------------------------------------

Federal National Mortgage Association:
   6.50% with various maturities to 2028               $      19,925,293    $      20,953,249
   7.00% with various maturities to 2024                       5,318,886            5,677,936
   7.50% with various maturities to 2025                       5,733,514            6,152,053
   8.00% with various maturities to 2020                         735,042              801,187
   8.00% with maturity at 2033 (TBA)                           2,687,000            2,938,911
   8.50% with various maturities to 2026                       1,463,970            1,591,574
   8.881% with maturity at 2010                                  705,891              773,235
   9.00% with various maturities to 2024                       4,147,361            4,609,021
   9.50% with various maturities to 2026                       2,603,740            2,913,099
   10.50% with maturity at 2020                                  488,722              579,953
   11.00% with maturity at 2025                                  130,773              155,266
   11.50% with maturity at 2019                                  451,261              536,813
   12.00% with maturity at 2015                                  236,956              284,718
   12.50% with maturity at 2015                                1,360,736            1,638,127
   12.75% with maturity at 2014                                   68,479               84,865
   13.00% with various maturities to 2015                        546,269              667,079
   13.25% with maturity at 2014                                   79,693              100,035
   13.50% with various maturities to 2015                        296,968              356,330
   14.75% with maturity at 2012                                  813,325            1,021,157
---------------------------------------------------------------------------------------------
                                                                            $      51,834,608
---------------------------------------------------------------------------------------------

Government National Mortgage Association:
   6.00% with maturity at 2033 (TBA)                   $      16,000,000    $      16,643,588
   7.00% with various maturities to 2024                      10,181,501           10,866,903
   7.50% with various maturities to 2028                      10,085,163           10,872,928
   7.75% with maturity at 2019                                   214,311              234,465
   8.00% with various maturities to 2023                       2,461,997            2,693,348
   8.30% with various maturities to 2020                       1,211,241            1,336,470
   8.50% with various maturities to 2021                         859,556              942,555
   9.00% with various maturities to 2016                         414,678              456,514
   9.50% with various maturities to 2026               $      10,020,350    $      11,246,813
   12.50% with maturity at 2019                                  665,045              803,127
   13.50% with maturity at 2014                                   53,504               67,220
---------------------------------------------------------------------------------------------
                                                                            $      56,163,931
---------------------------------------------------------------------------------------------

TOTAL MORTGAGE PASS-THROUGHS
  (IDENTIFIED COST, $186,839,994)                                           $     188,467,823
---------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 0.7%
United States Treasury Bond,
   7.875%, 2/15/21(4) --
   (identified cost, $1,853,631)                       $       1,500,000    $       1,981,173
---------------------------------------------------------------------------------------------

TOTAL UNITED STATES
   (IDENTIFIED COST $245,849,661)                                           $     247,047,443
---------------------------------------------------------------------------------------------

TOTAL BONDS & NOTES
   (IDENTIFIED COST, $272,636,097)                                          $     272,037,884
---------------------------------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                                    SHARES          VALUE
---------------------------------------------------------------------------------------------
INDONESIA -- 0.0%

Asia Pulp and Paper(1)                                             2,000    $               0
---------------------------------------------------------------------------------------------
                                                                            $               0
---------------------------------------------------------------------------------------------
TOTAL INDONESIA (IDENTIFIED COST $0)                                        $               0
---------------------------------------------------------------------------------------------
TOTAL WARRANTS (IDENTIFIED COST $0)                                         $               0
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

SHORT-TERM INVESTMENTS -- 9.2%

SECURITY                                             PRINCIPAL        VALUE
-------------------------------------------------------------------------------------
Autobahn funding, 1.12%, 11/6/03                  $    11,000,000     $    10,998,289
Investors bank & Trust Company Time Deposit,
   1.08%, 11/3/03                                      14,521,000          14,521,000
-------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $25,519,289)                                   $    25,519,289
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 107.4%
   (IDENTIFIED COST $298,155,386)                                     $   297,557,173
-------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (7.4)%                              $   (20,476,057)
-------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                  $   277,081,116
-------------------------------------------------------------------------------------

DEM - Deutsche Mark

NZD - New Zealand Dollar

IDR - Indonesian Rupiah

(1) Defaulted security.

(2) Convertible bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2003

ASSETS

Investments, at value (identified cost, $298,155,386)                       $   297,557,173
Cash                                                                                    105
Receivable for investments sold                                                      86,706
Receivable for open swap contracts                                                  529,954
Interest receivable                                                               2,259,459
Receivable for open forward foreign currency contracts                            1,278,307
-------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                $   301,711,704
-------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased, including
   when-issued securities of $19,676,374                                    $    24,098,374
Payable for daily variation margin on open financial futures contracts              120,273
Payable for open forward foreign currency contracts                                 383,550
Payable to affiliate for Trustees' fees                                                 185
Accrued expenses                                                                     28,206
-------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                           $    24,630,588
-------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                   $   277,081,116
-------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                     $   278,453,956
Net unrealized depreciation (computed on the basis of identified cost)           (1,372,840)
-------------------------------------------------------------------------------------------
TOTAL                                                                       $   277,081,116
-------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2003

INVESTMENT INCOME

Interest                                                                    $     9,112,876
-------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     $     9,112,876
-------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                      $     1,053,507
Administration fee                                                                  335,533
Trustees' fees and expenses                                                          11,493
Custodian fee                                                                        91,778
Legal and accounting services                                                        91,347
Miscellaneous                                                                        14,680
-------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                              $     1,598,338
-------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                       $     7,514,538
-------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                          $     5,872,776
   Financial futures contracts                                                   (1,037,192)
   Written options                                                                  251,688
   Swap contracts                                                                 4,292,036
   Foreign currency and forward foreign currency exchange
      contract transactions                                                        (329,638)
-------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                           $     9,049,670
-------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                      $     7,316,866
   Financial futures contracts                                                     (538,824)
   Written options                                                                   85,812
   Swap contracts                                                                   839,871
   Foreign currency and forward foreign currency exchange contracts               1,101,542
-------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                        $     8,805,267
-------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                            $    17,854,937
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $    25,369,475
-------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                               YEAR ENDED         YEAR ENDED
                                               OCTOBER 31, 2003   OCTOBER 31, 2002
----------------------------------------------------------------------------------
INCREASE (DECREASE)
 IN NET ASSETS

From operations --
   Net investment income                       $      7,514,538   $    10,912,356
   Net realized gain                                  9,049,670         1,956,204
   Net change in unrealized
      appreciation (depreciation)                     8,805,267        (3,749,032)
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS     $     25,369,475   $     9,119,528
----------------------------------------------------------------------------------
Capital transactions --
   Contributions                               $    139,366,724   $    80,054,746
   Withdrawals                                      (78,107,725)      (78,213,706)
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                        $     61,258,999   $     1,841,040
----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                     $     86,628,474   $    10,960,568
----------------------------------------------------------------------------------

NET ASSETS

At beginning of year                           $    190,452,642   $   179,492,074
----------------------------------------------------------------------------------
AT END OF YEAR                                 $    277,081,116   $   190,452,642
----------------------------------------------------------------------------------

                       See notes to financial statements.

SUPPLEMENTARY DATA

                                                                                   YEAR ENDED OCTOBER 31,
                                                            ------------------------------------------------------------------
                                                               2003         2002(1)        2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                       0.71%         0.77%         0.79%         0.83%         0.86%
   Net investment income                                          3.36%         5.88%         8.10%         8.36%         9.14%
Portfolio Turnover                                                  71%           63%           54%           49%           47%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                  12.97%         5.25%           --            --            --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                     $  277,081    $  190,453    $  179,492    $  154,712    $  150,282
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in the ratio of net investment income to average net assets from 7.32% to 5.88%. Ratios for the periods prior to October 31, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2003
NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high level of income by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At October 31, 2003, Eaton Vance Strategic Income Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATION -- Seasoned mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the advisor which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than seasoned mortgage-backed, pass-through securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and ask prices. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

     B INCOME -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

     C GAINS AND LOSSES FROM INVESTMENT TRANSACTIONS -- Realized gains and losses from investment transactions are recorded on the basis of identified cost. For book purposes, gains and losses are not recognized until disposition. For federal tax purposes, the Portfolio is subject to special tax rules that may affect the amount, timing and character of gains recognized on certain of the Portfolio's investments.

     D INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

     E FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest or currency exchange rates and investment purposes. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

     F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

     G FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

     H WRITTEN OPTIONS -- The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

     I FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

     J REVERSE REPURCHASE AGREEMENTS -- The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily.

     K TOTAL RETURN SWAPS -- The Portfolio may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes monthly payments at a rate equal to a predetermined spread to the one-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Payments received or made at the end of the measurement period are recorded as realized gains and losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

     L EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credits used to reduce the Portfolio's custodian fees are reported separately as a reduction of total expenses in the Statement of Operations. For the year ended October 31, 2003, $284 in credits were used to reduce the Portfolio's custodian fee.

     M USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     N OTHER -- Investment transactions are accounted for on a trade date basis.

2    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment adviser fee is earned by Boston Management and Research
     (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of investments and paydown gains/losses). Such percentages are reduced as average daily net assets exceed certain levels. For the year ended October 31, 2003, the fee was equivalent to 0.47% of the Portfolio's average net assets for such period and amounted to $1,053,507. An administration fee, computed at an effective annual rate of 0.15% of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $335,533 for the year ended October 31, 2003.

     Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3    LINE OF CREDIT

     The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2003.

4    INVESTMENT TRANSACTIONS

     The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At October 31, 2003, the Portfolio had invested 6.74% of its net assets or approximately $18,700,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, and including paydowns on mortgage backed securities, for the year ended October 31, 2003 were as follows:

     PURCHASES

     Investments (non-U.S. Government)   $    18,374,699
     U.S. Government Securities              206,077,687
     ---------------------------------------------------
                                         $   224,452,386
     ---------------------------------------------------

     SALES

     Investments (non-U.S. Government)   $    50,801,352
     U.S. Government Securities               99,056,190
     ---------------------------------------------------
                                         $   149,857,542
     ---------------------------------------------------

5    FINANCIAL INSTRUMENTS

     The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2003 is as follows:

                                                                         NET UNREALIZED
     SETTLEMENT DATES     DELIVER                   IN EXCHANGE FOR          APP/DEP.
     ----------------------------------------------------------------------------------
     1/28/04              Czech Republic Koruna   United States Dollar
                          173,417,000             6,134,312              $     (139,344)

     11/03/03 - 9/20/04   Euro Dollar             United States Dollar
                          21,600,000              24,942,051                    (88,020)

     1/15/04              Euro Dollar             Hungarian Forint
                          5,365,333               1,451,430,000                 152,780

     11/26/03             Euro Dollar             Slovakia Koruna
                          5,700,000               241,281,000                   127,173

     9/27/04              Hong Kong Dollar        United States Dollar
                          50,400,000              6,514,153                      14,436

     11/25/03             Japanese Yen            United States Dollar
                          1,083,600,000           9,841,604                     (59,728)

     11/21/03             Mexican Peso            United States Dollar
                          35,000,000              3,085,468                     (76,990)
---------------------------------------------------------------------------------------
                                                                         $      (69,693)
---------------------------------------------------------------------------------------

                                                                         NET UNREALIZED
     SETTLEMENT DATES     IN EXCHANGE FOR                DELIVER             APP/DEP.
     -----------------------------------------------------------------------------------
     11/12/03             Columbian Peso          United States Dollar
                          16,000,000              5,463,529              $       82,439

     1/15/04              Euro Dollar             Czech Republic Koruna
                          5,380,424               170,513,700                    67,152

     11/3/03              Euro Dollar             United States Dollar
                          7,950,000               9,252,210                     (16,695)

     1/28/04              Hungarian Forint        United States Dollar
                          1,485,594               6,136,282                     368,524

     12/8/03 - 1/30/04    Indonesian Rupiah       United States Dollar
                          107,000,000,000         12,288,212                    148,804

     12/8/03              Indian Rupee            United States Dollar
                          282,500,000             6,131,973                     103,142

     1/30/04              Korean Won              United States Dollar
                          3,686,000,000           3,091,763                       1,109

     9/20/04              Slovakia Koruna         United States Dollar
                          243,219,000             6,402,810                     190,568

     1/30/04              Taiwan                  United States Dollar
                          107,000,000             3,160,071                      (2,773)

     1/30/04              Thai Baht               United States Dollar
                          130,000,000             3,235,843                      22,180
     ----------------------------------------------------------------------------------
                                                                         $      964,450
     ----------------------------------------------------------------------------------

     WRITTEN CALL OPTIONS             NUMBER OF CONTRACTS    PREMIUMS
     -----------------------------------------------------------------
     Outstanding, beginning of year           250           $  251,688
     -----------------------------------------------------------------
     Options expired                         (250)            (251,688)
     -----------------------------------------------------------------
     Outstanding, end of year                  --           $       --
     -----------------------------------------------------------------

     FUTURES CONTRACTS

     EXPIRATION                                              NET UNREALIZED
     DATE(S)      CONTRACTS                       POSITION    DEPRECIATION
     ----------------------------------------------------------------------
     12/03        17 Japan Bond 10 year           Short      $     (311,625)
     12/03        884 U.S. Treasury 5 year Note   Short          (1,889,155)
     ----------------------------------------------------------------------
                                                             $   (2,200,780)
     ----------------------------------------------------------------------

     At October 31, 2003, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

     The Portfolio has entered into a total return swap agreement with Credit Suisse First Boston International whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR plus 0.05% on the notional amount of $10,000,000. In exchange, the Portfolio receives payments equal to the total returns on the Lehman Brothers U.S. Corporate High Yield Bond Index on the same notional amount. The value of the contract, which terminates on December 1, 2003 is recorded as a receivable for open swap contracts of $191,877 at October 31, 2003.

     The Portfolio has entered into a total return swap agreement with Lehman Brothers whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR minus 0.10% on the notional amount of $20,000,000. In exchange, the Portfolio receives payments equal to the total returns on the Lehman Brothers U.S. Corporate High Yield Bond Index on the same notional amount. The value of the contract, which terminates on May 1, 2004 is recorded as a receivable for open swap contracts of $386,338 at October 31, 2003.

     The Portfolio has entered into a total return swap agreement with Morgan Stanley Capital Services whereby the Portfolio makes quarterly payments at a rate equal to the three-month LIBOR minus 1.50% on the notional amount of $1,000,000. In exchange, the Portfolio receives payments equal to the total returns on the MSCI Poland Gross Dividend Reinvested Index on the same notional amount. The value of the contract, which terminates on October 7, 2004 is recorded as a receivable for open swap contracts of $(36,107) at October 31, 2003.

     The Portfolio has entered into a total return swap agreement with Morgan Stanley Capital Services whereby the Portfolio makes quarterly payments at a rate equal to the three-month LIBOR minus 1.50% on the notional amount of $1,100,000. In exchange, the Portfolio receives payments equal to the total returns on the MSCI Hungary Gross Dividend Reinvested Index on the same notional amount. The value of the contract, which terminates on October 7, 2004 is recorded as a receivable for open swap contracts of $(12,154) at October 31, 2003.

6    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     The cost and unrealized appreciation (depreciation) in value of the investments at October 31, 2003, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                       $   299,180,060
     -----------------------------------------------------
     Gross unrealized appreciation        $     8,920,622
     Gross unrealized depreciation            (10,543,509)
     ----------------------------------------------------
     NET UNREALIZED DEPRECIATION          $    (1,622,887)
     ----------------------------------------------------

     The net unrealized appreciation on foreign currency, swaps, forwards and futures contracts at October 31, 2003 on a federal income tax basis was $249,722.

7    INTERESTHOLDER MEETING (UNAUDITED)

     The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                            INTEREST IN THE PORTFOLIO
     NOMINEE FOR TRUSTEE           AFFIRMATIVE           WITHHOLD
     ------------------------------------------------------------
     Jessica M. Bibliowicz             99%                 1%

     Donald R. Dwight                  99%                 1%

     James B. Hawkes                   99%                 1%

     Samuel L. Hayes, III              99%                 1%

     William H. Park                   99%                 1%

     Norton H. Reamer                  99%                 1%

     Lynn A. Stout                     99%                 1%

     Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF STRATEGIC INCOME PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Strategic Income Portfolio (the "Portfolio") at October 31, 2003, and the results of its operations, the changes in its net assets, and the supplementary data for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2003

EATON VANCE STRATEGIC INCOME FUND
MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Strategic Income Portfolio and High Income Portfolio (the Portfolios) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                                                                                       NUMBER OF
                          POSITION(S)      TERM OF                                     PORTFOLIOS
                           WITH THE       OFFICE AND                                IN FUND COMPLEX
      NAME AND             TRUST AND       LENGTH OF    PRINCIPAL OCCUPATION(S)       OVERSEEN BY
   DATE OF BIRTH        THE PORTFOLIOS     SERVICE      DURING PAST FIVE YEARS         TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz      Trustee       Since 1998    Chairman,President and             192         Director of National
11/28/59                                               Chief Executive Officer                        Financial Partners
                                                       of National Financial
                                                       Partners (financial
                                                       services company) (since
                                                       April 1999). President and
                                                       Chief Operating Officer
                                                       of John A. Levin & Co.
                                                       (registered investment
                                                       adviser) (July 1997 to
                                                       April 1999) and a Director
                                                       of Baker, Fentress&
                                                       Company, which owns John
                                                       A. Levin& Co. (July 1997
                                                       to April 1999).
                                                       Ms. Bibliowicz is an
                                                       interested person because
                                                       of her affiliation with a
                                                       brokerage firm.

James B. Hawkes            Trustee       Trustee of    Chairman, President and            194              Director of EVC
11/9/41                                  the Trust     Chief Executive Officer
                                         since 1991;   of BMR, EVC, EVM and EV;
                                         of the        Director of EV; Vice
                                         Portfolios    President and Director of
                                         since 1992    EVD. Trustee and/or
                                                       officer of 194
                                                       registered investment
                                                       companies in the Eaton
                                                       Vance Fund Complex.
                                                       Mr. Hawkes is an interested
                                                       person because of his
                                                       positions with BMR, EVM,
                                                       EVC and EV, which are
                                                       affiliates of the Trust and
                                                       the Portfolios.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III       Trustee       Trustee of    Jacob H. Schiff Professor          194           Director of Tiffany &
2/23/35                                  the Trust     of Investment Banking                            Co. (specialty
                                         since 1986;   Emeritus, Harvard                                retailer) and
                                         of the        University Graduate                              Telect, Inc.
                                         Portfolios    School of Business                               (telecommunication
                                         since 1993    Administration.                                  services company)

William H. Park            Trustee       Since 2003    President and Chief                191                   None
9/19/47                                                Executive Officer, Prizm
                                                       Capital Management, LLC
                                                       (investment management
                                                       firm) (since 2002).
                                                       Executive Vice President
                                                       and Chief Financial
                                                       Officer, United Asset
                                                       Management Corporation (a
                                                       holding company owning
                                                       institutional investment
                                                       management firms)
                                                       (1982-2001).

Ronald A. Pearlman         Trustee       Since 2003    Professor of Law,                  191                   None
7/10/40                                                Georgetown University Law
                                                       Center (since 1999). Tax
                                                       Partner Covington &
                                                       Burling, Washington, DC
                                                       (1991-2000).

                                                                                       NUMBER OF
                          POSITION(S)      TERM OF                                     PORTFOLIOS
                           WITH THE       OFFICE AND                                IN FUND COMPLEX
      NAME AND             TRUST AND       LENGTH OF    PRINCIPAL OCCUPATION(S)       OVERSEEN BY
   DATE OF BIRTH        THE PORTFOLIOS     SERVICE      DURING PAST FIVE YEARS         TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED
 TRUSTEE(S) (CONTINUED)

Norton H. Reamer           Trustee       Trustee of    President and Chief                194                   None
9/21/35                                  the Trust     Executive Officer of
                                         since 1986;   Asset Management Finance
                                         of the        Corp. (a specialty
                                         Portfolios    finance company serving
                                         since 1993    the investment management
                                                       industry) (since
                                                       October 2003). President,
                                                       Unicorn Corporation (an
                                                       investment and financial
                                                       advisory services
                                                       company) (since
                                                       September 2000). Formerly,
                                                       Chairman, Hellman, Jordan
                                                       Management Co., Inc. (an
                                                       investment management
                                                       company) (2000-2003).
                                                       Formerly, Advisory
                                                       Director of Berkshire
                                                       Capital Corporation
                                                       (investment banking firm)
                                                       (2002-2003). Formerly,
                                                       Chairman of the Board,
                                                       United Asset Management
                                                       Corporation (a holding
                                                       company owning
                                                       institutional investment
                                                       management firms) and
                                                       Chairman, President and
                                                       Director, UAM Funds
                                                       (mutual funds)
                                                       (1980-2000).

Lynn A. Stout              Trustee       Since 1998    Professor of Law,                  194                   None
9/14/57                                                University of California
                                                       at Los Angeles School of
                                                       Law (since July 2001).
                                                       Formerly, Professor of
                                                       Law, Georgetown
                                                       University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)             TERM OF
                                WITH THE             OFFICE AND
      NAME AND                 TRUST AND              LENGTH OF                        PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH             THE PORTFOLIOS            SERVICE                         DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President of the Trust      Since 2002       Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                                                               Investment Officer of EVM and BMR and Director of EVC.
                                                                      Chief Executive Officer of Belair Capital Fund LLC,
                                                                      Belcrest Capital Fund LLC, Belmar Capital Fund LLC,
                                                                      Belport Capital Fund LLC and Belrose Capital Fund LLC
                                                                      (private investment companies sponsored by EVM). Officer
                                                                      of 53 registered investment companies managed by EVM or
                                                                      BMR.

William H. Ahern, Jr.    Vice President of the       Since 1995       Vice President of EVM and BMR. Officer of 35 registered
7/28/59                          Trust                                investment companies managed by EVM or BMR.

Thomas J. Fetter         Vice President of the       Since 1997       Vice President of EVM and BMR. Trustee and President of
8/20/43                          Trust                                The Massachusetts Health & Education Tax-Exempt Trust.
                                                                      Officer of 127 registered investment companies managed by
                                                                      EVM or BMR.

Thomas P. Huggins        Vice President of the       Since 2000       Vice President of EVM and BMR. Officer of 8 registered
3/7/66                   High Income Portfolio                        investment companies managed by EVM or BMR.

Michael R. Mach          Vice President of the       Since 1999       Vice President of EVM and BMR. Previously, Managing
7/15/47                          Trust                                Director and Senior Analyst for Robertson Stephens
                                                                      (1998-1999). Officer of 25 registered investment
                                                                      companies managed by EVM or BMR.

Robert B. MacIntosh      Vice President of the       Since 1998       Vice President of EVM and BMR. Officer of 127 registered
1/22/57                          Trust                                investment companies managed by EVM or BMR.

Duncan W. Richardson     Vice President of the       Since 2001       Senior Vice President and Chief Equity Investment
10/26/57                         Trust                                Officer of EVM and BMR. Officer of 41 registered
                                                                      investment companies managed by EVM or BMR.

Walter A. Row, III       Vice President of the       Since 2001       Director of Equity Research and a Vice President of EVM
7/20/57                          Trust                                and BMR. Officer of 22 registered investment companies
                                                                      managed by EVM or BMR.

                               POSITION(S)             TERM OF
                                WITH THE             OFFICE AND
      NAME AND                 TRUST AND              LENGTH OF                        PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH             THE PORTFOLIOS            SERVICE                         DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------

Judith A. Saryan         Vice President of the       Since 2003       Vice President of EVM and BMR. Previously, Portfolio
8/21/54                          Trust                                Manager and Equity Analyst for State Street Global
                                                                      Advisers (1980-1999). Officer of 24 registered investment
                                                                      companies managed by EVM or BMR.

Susan Schiff             Vice President of the       Since 2002       Vice President of EVM and BMR. Officer of 26 registered
3/13/61                        Trust and                              investment companies managed by EVM or BMR.
                             the Strategic
                            IncomePortfolio

Mark S. Venezia               President of          Since 2002(2)     Vice President of EVM and BMR. Officer of 3 registered
5/23/49                     Strategic Income                          investment companies managed by EVM or BMR.
                               Portfolio

Michael W. Weilheimer      President of High        Since 2002(2)     Vice President of EVM and BMR. Officer of 10 registered
2/11/61                     Income Portfolio                          investment companies managed by EVM or BMR.

Alan R. Dynner                 Secretary             Since 1997       Vice President, Secretary and Chief Legal Officer of
10/10/40                                                              BMR, EVM, EVD, EV and EVC. Officer of 194 registered
                                                                      investment companies managed by EVM or BMR.

Barbara E. Campbell         Treasurer of the        Since 2002(2)     Vice President of EVM and BMR. Officer of 194 registered
6/19/57                        Portfolios                             investment companies managed by EVM or BMR.

James L. O'Connor        Treasurer of the Trust      Since 1989       Vice President of BMR, EVM and EVD. Officer of 115
4/1/45                                                                registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Venezia served as Vice President of Strategic Income Portfolio since 1992, Mr. Weilheimer served as Vice President of High Income Portfolio since 1995, Ms. Campbell served as Assistant Treasurer of High Income Portfolio since 1993 and Strategic Income Portfolio since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company

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owning institutional investment management firms). Mr. Hayes is the Jacob H.
Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Income Portfolio
--------------------------


By:    /s/ Mark S. Venezia
       ---------------------------
       Mark S. Venezia
       President


Date:  December 19, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Barbara E. Campbell
       ---------------------------
       Barbara E. Campbell
       Treasurer


Date:  December 19, 2003
       -----------------


By:    /s/ Mark S. Venezia
       ---------------------------
       Mark S. Venezia
       President


Date:  December 19, 2003
       -----------------